Note 9 - Debt, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]

	June 30,	December 31,
	2020	2019
Debt, net, current:
2.0 Lien Notes	$—	$208,411
1.5 Lien Notes	—	137,050
First Lien Agreement	—	125,468
1.25 Lien Notes	—	77,212
Promissory Note	—	6,773
Less, debt issuance costs	—	(949)
	$—	$553,965
Debt, net, non-current:
Subordinated Notes	$80,711	$—
Sprott Credit Agreement	63,114	—
Less, debt issuance costs	(4,781)	—
	$139,044	$—

The following table summarizes the components of debt (in thousands):

	December 31,
	2019	2018
Debt, current:
Convertible Notes	$208,411	$—
1.5 Lien Notes	137,050	—
First Lien Agreement	125,468	125,468
1.25 Lien Notes	77,212	—
Other Note payable	6,773	5,989
Less debt issuance costs	(949)	(71)
Total	$553,965	$131,386

Debt, non-current:
Convertible Notes	$—	$179,874
1.5 Lien Notes	—	118,270
Less debt issuance costs	—	(1,943)
Total	$—	$296,201

Schedule of Interest Expense [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
2.0 Lien Notes	$5,085	$6,997	$12,901	$13,743
1.5 Lien Notes	3,496	4,601	8,635	9,034
1.25 Lien Notes	2,866	852	6,218	1,130
First Lien Agreement	1,708	2,547	4,575	5,058
Sprott Credit Agreement	796	—	796	—
Subordinated Notes	711	—	711	—
Amortization of debt issuance costs	635	503	1,307	1,002
Promissory Note	57	413	142	489
Capitalized interest	(290)	(272)	(334)	(417)
Other interest expense	8	—	8	—
	$15,072	$15,641	$34,959	$30,039